Subsequent Events - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended				3 Months Ended			12 Months Ended
	Oct. 25, 2021	Apr. 21, 2021	Apr. 20, 2021	Feb. 12, 2021	Feb. 01, 2021	Mar. 31, 2018	Oct. 31, 2021	Aug. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021	Oct. 27, 2020	Aug. 15, 2018
Subsequent Event [Line Items]
Employee promissory note settled in shares									$ 17,200
Employee promissory note settled in cash									3,700
Consideration paid						$ 19,800
Number of share options exercised										185,000					871,668	1,011,873
Convertible Preferred Stock, Percentage Converted								50.00%
Convertible security stated value								$ 20,000
Issuance of common stock warrants and options in connection with an acquisition (in shares)											405,205
Conversion price (in dollars per share)								$ 49.4
Share based compensation arrangement by share based payment award options grants in period gross unvested										21,000
Share based compensation arrangement by share based payment award award vesting period nonstandard		/12th of the shares vesting every three months thereafter								1/12th of the shares will vest
Common Stock
Subsequent Event [Line Items]
Issuance of common stock warrants and options in connection with an acquisition (in shares)											405,205	6,320,688	2,479,996
Adjust Gmbh [Member]
Subsequent Event [Line Items]
Total consideration			$ 967,817
Consideration paid			$ 578,000
Mo Pub [Member] | Forecast [Member]
Subsequent Event [Line Items]
Consideration paid														$ 1,050,000
Promissory notes [Member]
Subsequent Event [Line Items]
Employee promissory note settled									20,900
Amended Revolving Credit Facility [member]
Subsequent Event [Line Items]
Lender commitment under the line of credit				$ 10,000															$ 540,000	$ 50,000
Amended Revolving Credit Facility [member] | Affiliate Of KKR Denali [member]
Subsequent Event [Line Items]
Line of credit facility maximum borrowing capacity									$ 600,000									$ 600,000
Fifth Amendment Term Loan And Revolving Credit Facility [member]
Subsequent Event [Line Items]
Debt issuance costs paid to related party				$ 800											$ 1,500	$ 2,000	$ 6,500
Common Class A [Member]
Subsequent Event [Line Items]
Number of shares recognized cost (in shares)									60,968
Common Class A [Member] | Common Stock
Subsequent Event [Line Items]
Issuance of common stock warrants and options in connection with an acquisition (in shares)								405,205							2,479,996	3,267,792	4,754,130
Subsequent Event [Member]
Subsequent Event [Line Items]
Consideration paid									$ 598,000
Convertible Preferred Stock, Percentage Converted							50.00%
Convertible security stated value							$ 20,000
Conversion price (in dollars per share)							$ 61.7
Business combination recognized identifiable assets acquired and liabilities assumed									40,000
Subsequent Event [Member] | Acquisition of certain mobile game apps [Member]
Subsequent Event [Line Items]
Payment of asset acquisition consideration					$ 90,000					$ 60,000
Subsequent Event [Member] | Adjust Gmbh [Member]
Subsequent Event [Line Items]
Total consideration									1,000,000
Subsequent Event [Member] | Promissory notes [Member]
Subsequent Event [Line Items]
Employee promissory note settled									20,900
Subsequent Event [Member] | Amended Revolving Credit Facility [member]
Subsequent Event [Line Items]
Line of credit facility maximum borrowing capacity																		$ 600,000
Lender commitment under the line of credit									10,000
Subsequent Event [Member] | Amendment Term Loan [Member]
Subsequent Event [Line Items]
Debt instrument, Increase decrease in face amount									300,000
New term loan									1,820,000
Subsequent Event [Member] | Fifth Amendment Term Loan And Revolving Credit Facility [member]
Subsequent Event [Line Items]
Debt issuance costs paid to related party									$ 800
Subsequent Event [Member] | Sixth Amendment Term Loan [Member]
Subsequent Event [Line Items]
New term loan	$ 1,500,000
Subsequent Event [Member] | Sixth Amendment Term Loan [Member] | K K R Capital Markets L L C [Member]
Subsequent Event [Line Items]
Debt issuance costs paid to related party	$ 1,400
Subsequent Event [Member] | Common Class A [Member] | Common Stock
Subsequent Event [Line Items]
Issuance of common stock warrants and options in connection with an acquisition (in shares)							324,156
Subsequent Event [Member] | Common Class A [Member] | Adjust Gmbh [Member]
Subsequent Event [Line Items]
Business combination number of days determining volume weighted average trading price per share									15 days
Subsequent Event [Member] | Convertible Securities Convertible into Class A Common Stock [Member] | Adjust Gmbh [Member]
Subsequent Event [Line Items]
Stated value of share settled liability									$ 352,000